Offerings - Offering: 1	Mar. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000001 per share
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 27,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,811.56
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. (3) Includes 600,000 Class A Ordinary Shares that the underwriters have the option to purchase pursuant to their over-allotment option.